Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
SoFi Agentic AI ETF
Shareholder Report [Line Items]
Fund Name	SoFi Agentic AI ETF
Class Name	SoFi Agentic AI ETF
Trading Symbol	AGIQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Agentic AI ETF (the "Fund") for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/agiq. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Agentic AI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/agiq
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SoFi Agentic AI ETF	$39	0.69%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 11,730,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 36,409
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$11,730
Number of Holdings	26
Total Advisory Fee	$36,409
Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	6.5%
Palantir Technologies, Inc. - Class A	6.2%
Palo Alto Networks, Inc.	6.2%
Salesforce, Inc.	6.1%
CrowdStrike Holdings, Inc. - Class A	6.1%
Thermo Fisher Scientific, Inc.	5.9%
Arista Networks, Inc.	5.7%
Alphabet, Inc. - Class C	5.5%
ServiceNow, Inc.	4.9%
Deere & Co.	4.9%

SoFi Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	SoFi Enhanced Yield ETF
Class Name	SoFi Enhanced Yield ETF
Trading Symbol	THTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/thta. You can also request this information by contacting us at (877) 358‑0096 or by writing the Fund at SoFi Enhanced Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 358‑0096
Additional Information Website	www.sofi.com/invest/etfs/thta
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SoFi Enhanced Yield ETF	$26	0.49%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[2]
Net Assets	$ 58,792,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 113,588
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$58,792
Number of Holdings	10
Total Advisory Fee	$113,588
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
U.S. Treasury Bill, 2/18/2027, 3.95%	20.2%
U.S. Treasury Bill, 10/15/2026, 3.69%	19.5%
U.S. Treasury Bill, 12/10/2026, 3.80%	18.9%
U.S. Treasury Bill, 9/3/2026, 2.44%	17.6%
U.S. Treasury Bill, 5/15/2027, 2.38%	14.3%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $6,800.00	-1.8%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $6,750.00	1.6%
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $8,400.00	0.0%*
S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $8,350.00	-0.0%*
*	Does not round to 0.1% or (0.1)%

SoFi Select 500 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Select 500 ETF
Class Name	SoFi Select 500 ETF
Trading Symbol	SFY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfy. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Select 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfy
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SoFi Select 500 ETF	$3	0.05%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[3]
Net Assets	$ 692,707,000
Holdings Count | Holdings	504
Advisory Fees Paid, Amount	$ 160,663
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$692,707
Number of Holdings	504
Net Advisory Fee Paid	$160,663
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	15.3%
Microsoft Corp.	5.0%
Apple, Inc.	4.8%
Broadcom, Inc.	3.7%
Micron Technology, Inc.	3.3%
Amazon.com, Inc.	3.0%
Eli Lilly & Co.	2.4%
Alphabet, Inc. - Class A	2.1%
Alphabet, Inc. - Class C	2.0%
Meta Platforms, Inc. - Class A	1.9%

SoFi Social 50 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Social 50 ETF
Class Name	SoFi Social 50 ETF
Trading Symbol	SFYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about theSoFi Social 50 ETF (the "Fund") for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyf. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Social 50 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfyf
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SoFi Social 50 ETF	$16	0.29%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[4]
Net Assets	$ 42,496,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 57,884
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$42,496
Number of Holdings	52
Total Advisory Fee	$57,884
Portfolio Turnover Rate	38%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Tesla, Inc.	10.6%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	7.1%
Palantir Technologies, Inc. - Class A	5.4%
Space Exploration Technologies Corp. - Class A	4.7%
Micron Technology, Inc.	4.1%
Berkshire Hathaway, Inc. - Class B	3.9%
Microsoft Corp.	3.9%
Apple, Inc.	3.6%
Advanced Micro Devices, Inc.	3.5%

SoFi Social 50 Income ETF
Shareholder Report [Line Items]
Fund Name	SoFi Social 50 Income ETF
Class Name	SoFi Social 50 Income ETF
Trading Symbol	SFYI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Social 50 Income ETF (the "Fund") for the period July 6, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyi. You can also request this information by contacting us at (877) 358‑0096 or by writing the Fund at SoFi Social 50 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 358‑0096
Additional Information Website	www.sofi.com/invest/etfs/sfyi
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SoFi Social 50 Income ETF	$11	0.70%
*	The Fund commenced operations on July 6, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 11	[5]
Expense Ratio, Percent	0.70%	[6]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 6, 2026. Expenses for a full reporting period would be higher than figures shown.
Net Assets	$ 1,981,000
Holdings Count | Holdings	109
Advisory Fees Paid, Amount	$ 1,953
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$1,981
Number of Holdings	109
Total Advisory Fee	$1,953
Portfolio Turnover Rate	62%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector/Security Type Breakdown (% of Total Net Assets)
*	Cash & Other excludes Written Options

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Tesla, Inc.	10.6%
NVIDIA Corp.	7.5%
Amazon.com, Inc.	7.2%
Palantir Technologies, Inc. - Class A	5.4%
Space Exploration Technologies Corp. - Class A	4.7%
Micron Technology, Inc.	4.2%
Berkshire Hathaway, Inc. - Class B	4.0%
Microsoft Corp.	3.9%
Apple, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%

[1]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[5]	The Fund commenced operations on July 6, 2026. Expenses for a full reporting period would be higher than figures shown.
[6]	Cost paid as a percentage of a $10,000 investment is an annualized figure.